Taxation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Taxation
Note 9: Taxation
The components of tax expense (benefit) for 2020 and 2019 are as follows:

	Year ended December 31,

	2020	2019
Current tax expense	302	197
Deferred tax benefit	(231)	(1,395)
Total tax expense (benefit)	71	(1,198)
Taxes on items recognized in “Other comprehensive income (loss)” or directly in equity in 2020 and 2019 are as follows:

	Year ended December 31,

	2020	2019
Deferred tax expense (benefit) on actuarial gains (losses) on defined benefit plans	17	(12)
Deferred tax expense (benefit) on share of other comprehensive income (loss) in equity method investments - may be subsequently reclassified to net earnings	35	(7)
Deferred tax expense (benefit) on share of other comprehensive income (loss) in equity method investments - will not be reclassified to net earnings	1	(2)
Deferred tax benefit on share-based payments	(3)	(8)
Current tax benefit on share-based payments	(11)	(20)
Items affecting tax expense for 2020 and 2019
In the year ended December 31, 2020, the Company recorded $138 million of tax benefits to recognize deferred tax assets that arose in prior years in various subsidiaries outside the U.S. The deferred tax assets recognized were almost entirely related to tax losses and other tax attributes in subsidiaries that have experienced improved profitability within the past year and have projected future taxable profits sufficient to utilize these deferred tax assets. These tax losses and other tax attributes can be carried forward indefinitely.
In December 2019, the Company reorganized the operations of certain foreign affiliates that were subject to different tax rates, which resulted in an increase in the tax basis of the reorganized business to the acquiror and a related tax benefit of $1.2 billion. The Company recognized a $1.2 billion deferred tax asset, which it expects to realize in subsequent periods, based on the historical and expected future profitability of the reorganized business.

Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of 26.5% to the tax expense (benefit) for 2020 and 2019:

	Year ended December 31,

	2020	2019
Income before tax	1,220	372
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	323	99
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(167)	(159)
Tax losses for which no benefit is recognized	1	1
Reorganization of certain foreign affiliate operations	-	(1,197)
Net non-deductible foreign exchange and other losses	6	42
Impact of disposals of businesses	-	(66)
Tax on reversal of statutory intercompany investment impairments (1)	905	-
Recognition of tax losses that arose in prior years due to statutory intercompany investment impairments (1)	(905)	-
Provision for uncertain tax provisions	10	(46)
Derecognition of tax losses that arose in prior years	-	88
Recognition of tax losses that arose in prior years	(138)	(29)
U.S. base erosion minimum tax	43	7
Impact of tax law changes	-	52
Research and development credits	(12)	(6)
Other adjustments related to prior years	(6)	3
Withholding taxes	6	3
Other differences	5	10
Total tax expense (benefit)	71	(1,198)
(1) In 2020, a
non-U.S.
subsidiary reversed impairment charges related to intercompany investments. These impairments had been previously recorded for statutory purposes and created tax losses that the Company did not recognize as deferred tax assets. The reversal of the impairment allowed the Company to recognize the deferred tax asset, because the corresponding tax losses were used to offset the gain from the impairment reversal.
The Company’s 2020 effective income tax rate on earnings from continuing operations was 5.8%. In 2019, the effective income tax rate on earnings from continuing operations was not meaningful due to the impact of the $1.2 billion tax benefit discussed above. A 1% increase in the effective income tax rate would have increased 2020 income tax expense and decreased earnings from continuing operations by approximately $12 million.